CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 30, 2021	Oct. 30, 2020
Current assets:
Cash and cash equivalents	$ 797,808	$ 816,798
Accounts receivable	253,359	194,263
Receivables - related parties	6,362	6,264
Prepaid	19,770	17,916
Total current assets	1,077,299	1,035,241
Property and equipment, net of accumulated depreciation of, respectively net of depreciation of $91,794 and $82,919	10,414	12,165
Right of use lease asset	16,234	40,883
Total assets	1,103,947	1,088,289
Current liabilities:
Accounts payable and accrued expense	159,840	156,668
Accrued liability - related parties	221,924	222,603
Deferred income	204,961	168,728
Current portion of operating lease liability	16,234	20,980
Total current liabilities	602,959	568,980
Long Term Liability
Loan payable	48,421	30,032
Operating lease liability- net of current portion	0	19,903
Total liabilities	651,380	618,913
Commitment and Contingencies	0	0
Stockholders' equity:
Preferred stock; $0.001 par value, 5,000,000 shares authorized, 5,000 shares issued and outstanding	5	5
Common stock, $0.001 par value, 70,000,000 authorized, 51,576,122 issued and outstanding, respectively	51,577	51,577
Additional paid-in capital	6,790,306	6,595,380
Accumulated other comprehensive income (loss)	80,908	56,430
Accumulated deficit	(6,470,423)	(6,234,210)
Total stockholders' equity	452,567	469,376
Total liabilities and stockholders' equity	1,103,947	1,088,289
Series B convertible preferred stock [Member]
Stockholders' equity:
Preferred stock; $0.001 par value, 5,000,000 shares authorized, 5,000 shares issued and outstanding	$ 194	$ 194